Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 Tel. +1.215.963.5000 Fax: +1.215.963.5001 www.morganlewis.com

March 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Reality Shares ETF Trust (File Nos. 333-192288 and 811-22911) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, a Statement of Certification executed by the Trust’s Treasurer certifying that the forms of Prospectus and Statement of Additional Information dated February 28, 2019 that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 26, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001144204-19-011293) on February 28, 2019.

Please do not hesitate to contact the undersigned at 215.963.5862 should you have any questions.

Very truly yours,

/s/ David W. Freese

David W. Freese

Reality Shares ETF Trust

Statement of Certification

Pursuant to Rule 497(j)

Reality Shares ETF Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated February 28, 2018, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-192288 and 811-22911), which was filed electronically on February 28, 2019 (Accession No. 0001144204-19-011293).

Reality Shares ETF Trust

By:	/s/ Tom Trivella
Tom Trivella

Title:	Treasurer

Date:	March 1, 2019